Commitments for expenditure - Non-cancellable operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-cancellable operating leases
Total future minimum lease payments	$ 352,540	$ 294,865	$ 69,472
Minimum
Non-cancellable operating leases
Terms of leases	3 years
Maximum
Non-cancellable operating leases
Terms of leases	5 years
Within 1 year
Non-cancellable operating leases
Total future minimum lease payments	$ 121,588	91,181	23,483
1 year to 5 years
Non-cancellable operating leases
Total future minimum lease payments	$ 230,952	$ 203,684	$ 45,989